Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Noncontrolling Interest [Abstract]
Noncontrolling interest arise from acquisition	¥ 2,976
Less: Net loss attributable to noncontrolling interest	(587)	$ (90)
Ending balance	¥ 2,389	$ 367